Risks Arising from Financial Instruments - Summary of Derivative Financial Instruments Outstanding at Year-end by Maturity Bucket (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year [Member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 11,637,000,000	$ 22,396,000,000
Less than 1 year [Member] | Foreign Currency Futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	655,000,000	610,000,000
Less than 1 year [Member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,075,000,000	1,292,000,000
Less than 1 year [Member] | Cross Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	711,000,000	1,553,000,000
Less than 1 year [Member] | Aluminum Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,412,000,000	1,211,000,000
Less than 1 year [Member] | Other Commodity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,214,000,000	1,124,000,000
Less than 1 year [Member] | Equity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,799,000,000	10,087,000,000
1-2 years [Member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	233,000,000	96,000,000
1-2 years [Member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,250,000,000	1,075,000,000
1-2 years [Member] | Cross Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,797,000,000	785,000,000
1-2 years [Member] | Aluminum Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	21,000,000	31,000,000
1-2 years [Member] | Other Commodity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	144,000,000	189,000,000
1-2 years [Member] | Equity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		235,000,000
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	750,000,000	2,250,000,000
2-3 years [member] | Cross Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,796,000,000
2-3 years [member] | Interest Rate Futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,000,000	46,000,000
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,883,000,000	784,000,000
3-5 years [member] | Cross Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,900,000,000	460,000,000
3-5 years [member] | Interest Rate Futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		77,000,000
Greater than 5 years [Member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	88,000,000	3,630,000,000
Greater than 5 years [Member] | Cross Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,176,000,000	1,134,000,000
Greater than 5 years [Member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 565,000,000	$ 565,000,000